Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future annual minimum lease payments, excluding inflationary adjustments, are as follows (in thousands):

Years Ending December 31,	Operating Leases (1)
2017	$2,308
2018	2,262
2019	2,262
2020	2,262
2021	2,239
Thereafter	45,372
Total	$56,705

(1)	Includes certain lease option renewals that are reasonably assured.